Segment Reporting	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segment reporting
4. Segment reporting
The Group has determined the operating segments based on the reports reviewed by the Board of Directors, which is considered the Chief Operating Decision Maker (“CODM”) as defined under IFRS 8 — Operating Segments (“IFRS 8”), for the purposes of allocating resources and assessing the performance of the Group.

The Group is organized in three operating and reportable segments, based on a brand perspective, as described below:
•Zegna segment — Includes all activities related to the ZEGNA brand and Textile product lines.
•Thom Browne segment — Includes all activities related to the Thom Browne brand.

•Tom Ford Fashion segment — Includes all activities related to the TOM FORD FASHION business.

Prior to the TFI Acquisition, which was completed on April 28, 2023, the Group was organized in two segments: the Zegna segment and the Thom Browne segment.
Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) is the key profit measure used by the CODM to assess performance and allocate resources to the Group’s operating segments, as well as to analyze operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted EBIT is defined as profit or loss before income taxes plus financial income, financial expenses, foreign exchange losses and the result from investments accounted for using the equity method, adjusted for income and costs which are significant in nature and that management considers not reflective of underlying operating activities, including, for one or all of the periods presented and as further described below, net impairment of leased and owned stores, severance indemnities and provisions for severance expenses, legal costs for trademark dispute, transaction costs related to acquisitions, costs related to the Business Combination, special donations for social responsibility and net income related to lease agreements.
Transactions between segments are executed on commercial terms that are normal in the respective markets and primarily relate to intersegment sales.
As a result of organizational changes within the Group and changes in the information provided to the CODM for the purposes of making strategic decisions relating to the assessment of performance and the allocation of resources, revenues from Pelletteria Tizeta S.r.l., which were allocated to the Zegna segment in the semi-annual report at and for the six months ended June 30, 2023, are now presented within the Tom Ford Fashion segment for the six months ended June 30, 2024. As a result, the related revenues for the six months ended June 30, 2023 have been reclassified from the Zegna segment to Tom Ford Fashion segment to conform to the current period presentation.
No measures of assets or liabilities by segment are reported to the CODM and therefore such information is not presented.
The following tables summarize selected financial information by segment for the six months ended June 30, 2024 and 2023.

	For the six months ended June 30, 2024
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intercompany eliminations	Group Consolidated
Revenues with third parties	644,908	166,721	148,493	—	—	960,122
Inter-segment revenues	15,630	214	—	—	(15,844)	—
Revenues	660,538	166,935	148,493	—	(15,844)	960,122

Profit before taxes						48,550
Financial income						(12,106)
Financial expenses						29,267
Foreign exchange losses						7,684
Result from investments accounted for using the equity method						(314)
Operating profit						73,081
Adjustments:
Net impairment of leased and owned stores (1)	30	2,952	1,997	—	—	4,979
Severance indemnities and provisions for severance expenses (2)	483	—	226	727	—	1,436
Legal costs for trademark dispute (3)	—	1,388	—	—	—	1,388
Transaction costs related to acquisitions (4)	—	—	—	26	—	26
Adjusted EBIT	84,695	20,186	(11,913)	(11,965)	(93)	80,910

Depreciation and amortization	(76,127)	(13,008)	(19,382)	(31)	—	(108,548)
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(1)Net impairment of leased and owned stores includes (i) impairment of €3,036 thousand related to right-of-use assets and (ii) impairment of €1,943 thousand related to property, plant and equipment. These amounts are recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit and loss.
(2)Relates to severance indemnities of €1,436 thousand. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(3)Relates to legal costs of €1,388 thousand in connection with defending a legal dispute initiated by adidas alleging that Thom Browne infringe its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(4)Relates to transaction costs of €26 thousand for consultancy and legal fees related to the acquisition of the ZEGNA business in South Korea. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.

	For the six months ended June 30, 2023
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intercompany eliminations	Group Consolidated
Revenues with third parties	632,093	206,951	64,015	—	—	903,059
Inter-segment revenues	12,217	1,008	12	—	(13,237)	—
Revenues	644,310	207,959	64,027	—	(13,237)	903,059

Profit before taxes						78,278
Financial income						(15,601)
Financial expenses						44,592
Foreign exchange losses						7,003
Result from investments accounted for using the equity method						2,237
Operating profit						116,509
Adjustments:
Transaction costs related to acquisitions (1)	—	—	—	4,975	—	4,975
Costs related to the Business Combination (2)	548	46	—	465	—	1,059
Severance indemnities and provisions for severance expenses (3)	486	—	252	—	—	738
Legal costs for trademark dispute (4)	—	649	—	—	—	649
Special donations for social responsibility (5)	—	—	—	100	—	100
Net income related to lease agreements (6)	(4,126)	—	—	—	—	(4,126)
Adjusted EBIT	99,718	31,521	4,303	(15,626)	(12)	119,904

Depreciation and amortization	(67,489)	(12,953)	(6,521)	(20)	—	(86,983)
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(1)Relates to transaction costs of €4,975 thousand for consultancy and legal fees related to the TFI Acquisition and the acquisition of a 25% interest in Norda. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(2)Costs related to the Business Combination of €1,059 thousand relate to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount is recorded within “selling, general and administrative expenses” for €1,040 thousand and “cost of sales” for €19 thousand in the semi-annual condensed consolidated statement of profit.
(3)Relates to severance indemnities of €738 thousand. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(4)Relates to legal costs of €649 thousand in connection with defending a legal dispute initiated by adidas alleging that Thom Browne infringe its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(5)Relates to a donation of €100 thousand to support initiatives related to humanitarian emergencies in Turkey. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(6)Net income related to lease agreements of €4,126 thousand relates to the derecognition of lease liabilities following a change in terms of a lease agreement in Hong Kong. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.